Share-based payment (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of modification date fair value of the stock options was determined using the Binomial-Lattice Model
After modification
Exercise price(1)	$ 4.37 – $6.28
Expected lives (years)(2)	4.5 – 9.4
Volatility(3)	47.6% – 53.1%
Risk-free interest rate(4)	1.26% – 1.87%
Expected dividend yield(5)	0.00%
Weighted average fair value of options modified	$ 4.70 – $5.36
	Year Ended December 31, 2021
Expected term (years)(1)	2.18 – 2.35
Volatility(2)	63.06	% – 64.31%
Average correlation coefficient of peer companies(3)	0.7960 – 0.8120
Risk-free interest rate(4)	0.31	% – 0.55%
Expected dividend yield(5)	0.00%

Schedule of share options activity
Share options life	Number of Shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)		Weighted Average Remaining Contractual
Outstanding as of January 1, 2019	8,810,178	5.55	2.16		8.1
Forfeited	(1,231,675)	5.83	2.27
Outstanding as of December 31, 2019	7,578,503	5.50	2.14		7.1
Expected to vest and exercisable as of December 31, 2019	7,578,503	5.50	2.14		7.1

Outstanding as of January 1, 2020	7,578,503	5.50	2.14		7.1
Grant	28,350,160	6.28	3.09
Forfeited	(1,190,696)	3.89	2.04
Outstanding as of December 31, 2020	34,737,967	6.19	2.92		9.0
Expected to vest and exercisable as of December 31, 2020	34,737,967	6.19	2.92		9.0

Outstanding as of January 1, 2021	34,737,967	6.19	2.92		9.0
Granted	—	—	—
Forfeited	(1,234,310)	6.28	3.20
Outstanding as of December 31, 2021	33,503,657	6.19	4.95	(a)	7.9
Expected to vest and exercisable as of December 31, 2021	33,503,657	6.19	4.95	(a)	7.9

Schedule non-vested shares activity
	Number on Non-Vested Shares	Weighted Average Grant Date Fair Value per Share (US$)
Outstanding as of January 1, 2019	17,291,560	0.96
Forfeited	(772,341)	1.60
Transfer from non-vested shares	3,289,837	0.64
Outstanding as of December 31, 2019	19,809,056	0.90
Forfeited	(71,494)	1.42
Transfer from non-vested shares	3,289,837	1.14
Outstanding as of December 31, 2020	23,027,399	0.93
Forfeited	—	—
Outstanding as of December 31, 2021	23,027,399	8.74	(a)
	Number of Non-Vested Shares	Weighted Average Grant Date Fair Value Per Share (US$)
Outstanding as of January 1, 2019	5,578,012	0.93
Transfer to capped non-vested share units	(2,288,175)	0.64
Outstanding as of December 31, 2019	3,289,837	1.14

Transfer to capped non-vested share units	(3,289,837)	1.14
Outstanding as of December 31, 2020	—	—
Grant	727,600	9.07
Vested	(14,279)	8.52
Forfeited	(41,880)	9.05
Outstanding as of December 31, 2021	671,441	9.08

Schedule of classification of stock-based compensation
	Year Ended December 31,
	2019	2020	2021
Cost of revenues	$—	$—	$4,309
General and administrative expenses	—	—	59,492
Research and development expenses	—	—	13,064
Selling and marketing expenses	—	—	6,029
Construction in process	—	—	237
Total	$—	$—	$83,131